COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS (Details) - USD ($)	Jun. 30, 2018	Sep. 30, 2017
Commitments Contingencies And Legal Proceedings Details Abstract
Current	$ 86,190	$ 75,726
Year two	90,379	119,600
Year three	32,456	73,450
Year four	0	0
Year five	0	0
Beyond	0	0
Total	$ 209,025	$ 268,776